NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 26, 2022	Dec. 01, 2020
Paid-in-kind interest	$ 20,157	$ 19,936	$ 80,851	$ 80,849
Accured interest payable	109,777	13,894	56,050	54,755
Interest payable	2,790,013	$ 190,663	246,714	107,882
Related Party [Member]
Notes payable, related parties, current	1,617,000		1,617,000	$ 1,617,000	$ 40,000
Interest payable	$ 2,790,013		$ 2,680,236
Chief Executive Officer [Member] | Related Party [Member]
Notes payable, related parties, current						$ 1,657,000
Loans received bear interest						3.00%